Other financial assets - Disclosure of other financial assets (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [abstract]
Advances related to CRO contracts	€ 4,755	€ 4,665
Deposits	705	693
Total other non-current financial assets	5,460	5,358
Advances related to CRO contracts	7,872	7,717
Receivable from Citibank	429	0
Other investments	14,390	13,698
Total other current financial assets	22,692	21,415
Other financial assets	€ 28,152	€ 26,772